Property and equipment, net - Property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and equipment, net
Property and equipment	$ 63,076	$ 52,447
Less: accumulated depreciation	(35,063)	(29,194)
Less: impairment	(1,308)	(1,398)
Property and equipment, net	26,705	21,855	[1]
Machinery and electronic equipment
Property and equipment, net
Property and equipment	50,915	39,512
Transportation vehicles
Property and equipment, net
Property and equipment	786	576
Office and other equipment
Property and equipment, net
Property and equipment	2,033	2,894
Leasehold improvements
Property and equipment, net
Property and equipment	8,922	7,456
Construction in progress
Property and equipment, net
Property and equipment	$ 420	$ 2,009

[1]	Restated (refer to Note 2(c))